Other assets - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Intangible assets	$ 61.0	$ 75.7
Deferred dry-dock	166.0	86.9	$ 79.4
Restricted cash	2.6	11.0	$ 38.2
Contingent consideration asset	36.8	39.5
Indemnity claim under acquisition agreement	0.0	0.0
Deferred financing fees on undrawn financings	28.1	57.3
Other	46.1	42.4
Other assets, noncurrent	$ 340.6	$ 312.8